ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE SHORT-TERM INCOME FUND
Unaudited		February 28, 2007
Portfolio of Investments †	$ Par/Shares	Value
(Amounts in 000s)

CORPORATE BONDS 30.0%
Aerospace & Defense 0.8%
Boeing Capital, 7.375%, 9/27/10	2,400	2,584
General Dynamics, 4.50%, 8/15/10	2,200	2,168
Northrop Grumman, 7.125%, 2/15/11	1,550	1,664
		6,416
Airlines 0.2%
Southwest Airlines, 6.50%, 3/1/12	1,500	1,565
		1,565
Automotive 1.1%
American Honda Finance, 3.85%, 11/6/08 (1)	2,750	2,694
DaimlerChrysler, VR, 5.81%, 8/3/09	1,290	1,294
Nissan Motor Acceptance Corporation, 4.625%, 3/8/10 (1)	845	829
Toyota Motor Credit, 5.45%, 5/18/11	3,500	3,578
		8,395
Banking 6.1%
American Express Centurion Bank, 4.375%, 7/30/09	2,100	2,071
Bank of America, 4.25%, 10/1/10	1,000	976
Bank of America, 4.50%, 8/1/10 (2)	1,375	1,356
Bank of New York, 5.41%, 5/15/09	2,400	2,418
Barclays, 7.40%, 12/15/09	2,750	2,920
BB&T, 6.50%, 8/1/11	3,500	3,699
Capital One Bank, 5.00%, 6/15/09 (2)	1,375	1,375
Capital One Bank, 5.75%, 9/15/10	1,000	1,022
Citigroup, 3.625%, 2/9/09	1,820	1,775
HSBC, 6.625%, 3/1/09	1,500	1,545
Islandsbanki, VR, 5.52%, 10/15/08 (1)	1,445	1,445
JP Morgan, 6.25%, 1/15/09	3,500	3,572
Key Bank, 4.412%, 3/18/08	385	382
Keycorp, 4.70%, 5/21/09	320	318
Landwirtschaftliche Rentenbank, 3.75%, 6/15/09	765	749
Marshall & Ilsley Bank, 3.80%, 2/8/08	1,265	1,248
Marshall & Ilsley Bank, 4.125%, 9/4/07	330	328
Marshall & Ilsley Bank, 5.15%, 2/22/12	2,300	2,309
Nationwide Building Society, 4.00%, 1/15/09 (1)	3,500	3,437
PNC Funding, 4.50%, 3/10/10 (2)	1,500	1,479
Suntrust Banks, 7.75%, 5/1/10	3,000	3,232
U.S. Bancorp, 4.50%, 7/29/10	3,500	3,446
Wachovia, 3.625%, 2/17/09	1,250	1,219
Wachovia, 5.41%, 7/20/07	460	460
Wells Fargo, 4.20%, 1/15/10	2,710	2,655
Wells Fargo, 4.875%, 1/12/11	1,000	996
World Savings Bank, 4.125%, 12/15/09	2,070	2,024
		48,456
Beverages 0.3%
Sabmiller, 6.20%, 7/1/11 (1)	2,400	2,487
		2,487
Broadcasting 0.2%
Viacom, 5.75%, 4/30/11	1,430	1,454
		1,454
Building & Real Estate 0.4%
Centex, 4.55%, 11/1/10	1,245	1,212
D.R. Horton, 4.875%, 1/15/10	520	514
Lennar, VR, 6.115%, 3/19/09	505	505
Pulte Homes, 4.875%, 7/15/09	1,020	1,010
		3,241
Cable Operators 0.2%
Comcast Cable Communications, 8.375%, 5/1/07	1,845	1,853
		1,853
Chemicals 0.0%
Lubrizol, 5.875%, 12/1/08	30	30
		30
Computer Service & Software 0.9%
IBM, 3.80%, 2/1/08	1,305	1,289
IBM, 4.25%, 9/15/09 (2)	2,000	1,969
Oracle, 5.00%, 1/15/11	4,120	4,116
		7,374
Conglomerates 0.7%
GE Capital, 3.25%, 6/15/09	1,000	965
GE Capital, 5.00%, 6/15/07	920	919
Hutchison Whampoa Finance, 6.95%, 8/1/07 (1)	690	694
United Technologies, 4.375%, 5/1/10 (2)	2,750	2,705
		5,283
Consumer Products 0.3%
Fortune Brands, 5.125%, 1/15/11	1,500	1,491
Whirlpool, 6.125%, 6/15/11	755	772
		2,263
Diversified Chemicals 0.2%
Praxair, 4.75%, 7/15/07	1,215	1,212
		1,212
Drugs 0.3%
Genentech, 4.40%, 7/15/10	1,890	1,858
Merck, 2.50%, 3/30/07	720	719
		2,577
Energy 0.2%
Premcor Refining Group, 6.75%, 2/1/11	1,595	1,678
		1,678
Entertainment & Leisure 0.3%
Walt Disney, 5.70%, 7/15/11	2,500	2,566
		2,566
Exploration & Production 0.2%
Encana, 4.60%, 8/15/09	1,860	1,838
		1,838
Financial 1.6%
CIT Group, 5.50%, 11/30/07	460	461
CIT Group, VR, 5.51%, 8/15/08	805	806
Countrywide Home Loans, 4.125%, 9/15/09	2,070	2,016
International Lease Finance, 3.50%, 4/1/09	1,500	1,453
International Lease Finance, 3.75%, 8/1/07	1,150	1,143
National Rural Utilities, 3.875%, 2/15/08	1,420	1,402
National Rural Utilities, 5.75%, 8/28/09	1,500	1,526
Residential Capital, VR, 6.46%, 4/17/09	820	822
SLM Corporation, VR, 3.10%, 4/1/09	1,535	1,477
SLM Corporation, 4.00%, 1/15/10	1,500	1,454
		12,560
Food Processing 1.0%
Bunge Limited Finance, 4.375%, 12/15/08	2,790	2,747
General Mills, 3.875%, 11/30/07	1,120	1,108
General Mills, 6.378%, 10/15/08	3,000	3,073
McCormick & Co., 3.35%, 4/15/09	765	738
McCormick & Co., 5.80%, 7/15/11	520	531
		8,197
Gaming 0.1%
Harrah's Operating, 5.50%, 7/1/10	1,155	1,138
		1,138
Gas & Gas Transmission 1.1%
Duke Capital, 7.50%, 10/1/09	1,920	2,021
Enterprise Products Operations, 4.00%, 10/15/07	1,175	1,165
Enterprise Products Operations, 4.95%, 6/1/10	2,600	2,586
Kinder Morgan, 6.50%, 9/1/12	1,875	1,918
Panhandle Eastern Pipeline, 2.75%, 3/15/07	920	919
		8,609
Health Care 0.4%
Medtronic, 4.375%, 9/15/10	1,800	1,758
WellPoint, 5.00%, 1/15/11	1,520	1,514
		3,272
Insurance 1.2%
AIG Sunamerica Global Financing XII, 5.30%, 5/30/07 (1)	530	530
MassMutual Global Funding II, 3.25%, 6/15/07 (1)	985	978
New York Life Global Funding, 4.625%, 8/16/10 (1)	4,000	3,962
Principal Life Income Funding, 5.20%, 11/15/10	2,035	2,046
Prudential Financial, 3.75%, 5/1/08	1,600	1,574
Saint Paul Travelers Companies, 5.75%, 3/15/07	380	380
Travelers Property Casualty, 3.75%, 3/15/08	270	266
		9,736
Investment Dealers 1.8%
Bear Stearns Companies, 5.50%, 8/15/11	2,030	2,063
Credit Suisse First Boston, 3.875%, 1/15/09 (2)	1,950	1,914
Credit Suisse First Boston, 4.875%, 8/15/10	1,500	1,499
Goldman Sachs, VR, 5.485%, 7/2/07	910	910
Lehman Brothers, 4.25%, 1/27/10 (2)	2,750	2,698
Merrill Lynch, 4.79%, 8/4/10	1,000	995
Merrill Lynch, VR, 3.134%, 3/2/09	1,075	1,043
Morgan Stanley, 4.00%, 1/15/10	2,750	2,684
		13,806
Manufacturing 0.9%
3M Company, 5.125%, 11/6/09 (2)	925	931
Caterpillar Financial Services, 4.15%, 1/15/10	1,250	1,221
Caterpillar Financial Services, 4.35%, 3/4/09	1,300	1,282
Caterpillar Financial Services, 4.50%, 9/1/08	1,000	991
Honeywell International, 7.50%, 3/1/10	1,500	1,605
John Deere Capital, 3.90%, 1/15/08	1,215	1,201
		7,231
Media & Communications 0.5%
Cox Enterprises, 4.375%, 5/1/08 (1)	945	934
News America Holdings, 7.375%, 10/17/08	1,890	1,950
Time Warner Entertainment, 7.25%, 9/1/08	945	971
		3,855
Metals 0.2%
Alcoa, 7.375%, 8/1/10	1,500	1,609
		1,609

Metals & Mining 0.1%
Rio Tinto, 2.625%, 9/30/08	485	467
		467
Other Telecommunications 0.1%
Telus, 7.50%, 6/1/07	765	768
		768
Petroleum 1.0%
Amerada Hess, 7.375%, 10/1/09	545	573
BP Canada Finance B.V., 3.375%, 10/31/07	415	410
ConocoPhillips Canada, 5.30%, 4/15/12	2,645	2,670
Devon Financing, 6.875%, 9/30/11	2,765	2,951
Pemex Project Funding Master Trust, VR, 6.66%, 6/15/10 (1)	1,075	1,104
		7,708
Publishing 0.3%
Dun & Bradstreet, 5.50%, 3/15/11	2,700	2,725
		2,725
Railroads 0.9%
CSX, 6.75%, 3/15/11	2,000	2,113
Norfolk Southern, 6.00%, 4/30/08	2,750	2,774
Union Pacific, 5.75%, 10/15/07	615	616
Union Pacific, 6.65%, 1/15/11	1,500	1,575
		7,078
Real Estate Investment Trusts 0.6%
Avalonbay Communities, 6.625%, 9/15/11	1,440	1,520
Simon Property Group, 4.60%, 6/15/10	2,565	2,526
Vornado Realty, 4.50%, 8/15/09	555	546
		4,592
Retail 1.2%
CVS, 4.00%, 9/15/09	2,000	1,948
J.C. Penney, 8.00%, 3/1/10	2,000	2,151
Staples, 7.125%, 8/15/07	650	655
Target, 5.375%, 6/15/09 (2)	1,000	1,010
Target, 7.50%, 8/15/10	1,700	1,832
Wal-Mart Stores, 6.875%, 8/10/09	2,000	2,083
		9,679
Specialty Retailers 0.3%
Home Depot, 3.75%, 9/15/09	810	786
Home Depot, 5.20%, 3/1/11	1,925	1,928
		2,714
Supermarkets 0.2%
Kroger, 7.80%, 8/15/07	765	773
Safeway, 4.125%, 11/1/08	445	437
		1,210
Telephones 1.1%
AT&T, VR, 5.57%, 11/14/08	720	722
BellSouth, VR, 5.485%, 11/15/07	1,300	1,301
Deutsche Telekom International Finance, 3.875%, 7/22/08	1,115	1,095
France Telecom, STEP, 7.75%, 3/1/11	1,515	1,658
Telecom Italia Capital, 4.00%, 1/15/10	790	764
Telefonos de Mexico, 4.50%, 11/19/08	850	838
Verizon Global Funding, 7.25%, 12/1/10	1,765	1,893
		8,271
Transportation 0.4%
Federal Express, 3.50%, 4/1/09	2,100	2,034
Federal Express, 5.50%, 8/15/09	910	918
		2,952
Transportation Services 0.7%
ERAC USA Finance Company, 7.95%, 12/15/09 (1)	1,085	1,159
GATX, 5.50%, 2/15/12	4,220	4,244
		5,403
Utilities 1.3%
Alabama Power, 3.50%, 11/15/07	1,075	1,061
Appalachian Power, VR, 5.694%, 6/29/07	515	515
CE Electric UK Funding, 6.995%, 12/30/07 (1)	365	366
Centerpoint Energy, 5.875%, 6/1/08	1,765	1,777
Dominion Resources, 4.125%, 2/15/08	460	455
Duke Energy, 5.375%, 1/1/09	2,000	2,009
Niagara Mohawk Power, 7.75%, 10/1/08	340	353
NiSource Finance, VR, 5.93%, 11/23/09	1,000	1,001
Pepco Holdings, 5.50%, 8/15/07	765	765
Sempra Energy, VR, 5.83%, 5/21/08	835	835
Wisconsin Electric Power, 3.50%, 12/1/07	865	854
WPD Holdings, 6.875%, 12/15/07 (1)	415	417
		10,408
Wireless Communications 0.3%
Sprint Capital, 7.625%, 1/30/11	1,845	1,990
		1,990
Wireline Communications 0.3%

Telefonica Emisiones, 5.984%, 6/20/11	2,010	2,065

		2,065

Total Corporate Bonds (Cost $236,070)		236,731

ASSET-BACKED SECURITIES 10.6%

Auto Backed 6.2%

AmeriCredit Automobile Receivables Trust
Series 2006-RM, Class A3
5.53%, 1/6/14	1,040	1,054

Bank of America Securitized Trust
Series 2005-WF1, Class A4
4.08%, 4/18/10	3,555	3,500

Bay View Auto Trust
Series 2005-3, Class A4
5.01%, 6/25/14	1,890	1,882

Capital Auto Receivables Asset Trust
Series 2004-1, Class A4
2.64%, 11/17/08	1,241	1,231

Capital Auto Receivables Asset Trust
Series 2004-1, Class CTFS
2.84%, 9/15/10	1,075	1,063

Capital Auto Receivables Asset Trust
Series 2006-1, Class B
5.26%, 10/15/10	435	436

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A4B, VR
5.43%, 3/20/10 (1)	1,650	1,650

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class B
5.50%, 4/20/10 (1)	230	231

Chase Manhattan Auto Owner Trust
Series 2003-A, Class A4
2.06%, 12/15/09	343	342
Franklin Auto Trust
Series 2003-1
2.27%, 5/20/11	95	94

Hertz Vehicle Finance
Series 2004-1, Class A2
2.38%, 5/25/08 (1)	2,086	2,077

Honda Auto Receivables Owner Trust
Series 2003-5, Class A4
2.96%, 4/20/09	1,109	1,094

Honda Auto Receivables Owner Trust
Series 2007-1, Class A3
5.13%, 3/18/11	6,000	6,020

HSBC Automotive Trust
Series 2006-2, Class A4
5.67%, 5/17/13	1,216	1,239

Hyundai Auto Receivables Trust
Series 2003-A, Class A4
3.02%, 10/15/10	592	582

Hyundai Auto Receivables Trust
Series 2004-A, Class A4
3.54%, 8/15/11	280	275

Hyundai Auto Receivables Trust
Series 2006-A, Class A4
5.26%, 11/15/12	1,005	1,009

JPMorgan Auto Receivables Trust
Series 2007-A, Class A4
5.19%, 2/15/14 (1)	2,950	2,961

M & I Auto Loan Trust
Series 2005-1, Class A4
4.86%, 3/21/11	1,008	1,005

Navistar Financial Owner Trust
Series 2003-B, Class A3, VR
5.52%, 4/15/08	54	54

Nissan Auto Receivables Owner Trust
Series 2004-A, Class A4
2.76%, 7/15/09	2,132	2,106

Nissan Auto Receivables Owner Trust
Series 2007-A, Class A3
5.20%, 11/15/10	2,000	2,006
Onyx Acceptance Grantor Trust
Series 2004-B, Class A4
3.89%, 2/15/11	285	282

Onyx Acceptance Grantor Trust
Series 2005-A, Class A4
3.91%, 9/15/11	3,514	3,414

Triad Auto Receivables Owner Trust
Series 2004-A, Class A4
2.50%, 9/13/10	354	347

Triad Auto Receivables Owner Trust
Series 2006-B, Class A2
5.36%, 11/12/09	124	124

Triad Auto Receivables Owner Trust
Series 2006-B, Class A3
5.41%, 8/12/11	863	868

USAA Auto Owner Trust
Series 2004-1, Class A4
2.67%, 10/15/10	432	427

USAA Auto Owner Trust
Series 2005-2, Class A4
4.17%, 2/15/11	1,748	1,724

USAA Auto Owner Trust
Series 2005-3, Class A3
4.55%, 2/16/10	280	278

Volkswagen Auto Lease Trust
Series 2005-A, Class A4
3.94%, 10/20/10	19	19

Volkswagen Auto Lease Trust
Series 2006-A, Class A4
5.54%, 4/20/11	1,290	1,299

Volkswagen Auto Loan Enhanced Trust
Series 2007-1, Class A3
5.20%, 1/20/10	2,950	2,957

Wachovia Auto Owner Trust
Series 2006-A, Class A4
5.38%, 3/20/13	1,208	1,219

WFS Financial Owner Trust
Series 2004-2, Class C
3.20%, 11/21/11	158	156
WFS Financial Owner Trust
Series 2005-1, Class A4
3.87%, 8/17/12	3,950	3,875

World Omni Auto Receivables Trust
Series 2005-A, Class A4
3.82%, 11/12/11	280	275

		49,175

Credit Card Backed 1.6%

Bank of America Credit Card Trust
Series 2007-C1, Class C1, VR
5.61%, 6/16/14	3,470	3,473

Bank One Issuance Trust
Series 2004-A6, Class A6
3.94%, 4/16/12	280	274

Cabela's Credit Card Trust
Series 2005-1, Class A-1
4.97%, 10/15/13	755	757

Capital One Multi-Asset Executive Trust
Series 2005-A2, Class A2
4.05%, 2/15/11	280	276

Capital One Multi-Asset Executive Trust
Series 2007, Class C2, VR
5.62%, 11/17/14	4,550	4,556

Household Affinity Credit Card
Series 2003-1, Class A, VR
5.44%, 2/15/10	769	771

MBNA Master Credit Card
Series 2000-D, Class A, VR
5.52%, 9/15/09	2,390	2,391

		12,498

Equipment Lease Heavy Duty 0.5%

CNH Equipment Trust
Series 2003- B, Class A4B
3.38%, 2/15/11	1,777	1,758

John Deere Owner Trust
Series 2005-A, Class A4
4.16%, 5/15/12	570	562
John Deere Owner Trust
Series 2006-A, Class A4
5.39%, 6/17/13	1,284	1,299

		3,619

Equipment Lease Small 0.0%

GE Equipment Small Ticket
Series 2005-1A, Class A4
4.51%, 12/22/14 (1)	20	20

		20

Home Equity Loans Backed 0.4%

BankBoston Home Equity Loan Trust
Series 1998-2, Class A6
6.64%, 12/25/28	682	684

Chase Funding Mortgage Loan
Series 2002-4, Class 2A1, VR
5.69%, 10/25/32	145	145

Chase Funding Mortgage Loan
Series 2003-3, Class 1A6
3.717%, 10/25/14	2,253	2,143

Residential Asset Mortgage Products
Series 2003-RZ2, Class A1, CMO, VR
3.60%, 4/25/33	399	386

Sovereign Bank Home Equity Loan Trust
Series 2000-1, Class A6
7.25%, 2/25/15	56	57

		3,415

Motorcycles 0.2%

Harley-Davidson Motorcycle Trust
Series 2003-3, Class A2
2.76%, 5/15/11	781	764

Harley-Davidson Motorcycle Trust
Series 2003-4, Class A2
2.69%, 4/15/11	948	926

		1,690
Other Asset-Backed Securities 0.2%

Marriott Vacation Club Owner Trust
Series 2005-2, Class A
5.25%, 10/20/27 (1)	548	547

Marriott Vacation Club Owner Trust
Series 2006-1A, Class A
5.737%, 4/20/28 (1)	621	630

Marriott Vacation Club Owner Trust
Series 2006-2A, Class A
5.362%, 10/20/28 (1)	165	165

		1,342

Stranded Asset 1.5%

Centerpoint Energy Transportation Board
Series 2005-A, Class A2
4.97%, 8/1/14	255	255

Connecticut RRB
Series 2001-1, Class A3
5.73%, 3/30/09	139	139

Illinois Power Special Purpose Trust
Series 1998-1, Class A6
5.54%, 6/25/09	222	222

PECO Energy Transition Trust
Series 2000-A, Class A4
7.65%, 3/1/10	5,000	5,294

PP&L Transition Bond Company
Series 1999-1, Class A8
7.15%, 6/25/09	1,745	1,782

PSE&G Transition Funding
Series 2001-1, Class A5
6.45%, 3/15/13	3,950	4,107

		11,799

Total Asset-Backed Securities (Cost $83,512)		83,558
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 6.8%

Commercial Mortgage Backed Securities 5.1%

Banc of America Commercial Mortgage
Series 2003-1, Class A1, CMO
3.878%, 9/11/36	624	604

Banc of America Commercial Mortgage
Series 2004-6, Class A1, CMO
3.801%, 12/10/42	68	66

Banc of America Commercial Mortgage
Series 2006-6, Class A1, CMO
5.226%, 12/10/16	2,598	2,609

Bear Stearns Commercial Mortgage Securities
Series 1998-C1, Class A2, CMO
6.44%, 6/16/30	715	722

Bear Stearns Commercial Mortgage Securities
Series 2004-PWR6, Class A1, CMO
3.688%, 11/11/41	33	33

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class A1, CMO
4.498%, 9/11/42	2,119	2,094

Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A1, CMO, VR
5.546%, 9/11/38	1,116	1,124

Citigroup Commercial Mortgage Trust
Series 2004-C2, Class A1, CMO
3.787%, 10/15/41	34	33

Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-CD1, Class A1
5.047%, 7/15/44	3,179	3,172

Credit Suisse Mortgage Capital Certification
Series 2006-C4, Class A1, CMO
4.771%, 9/15/39	1,142	1,134

DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO
7.30%, 6/10/32	890	924

GE Capital Commercial Mortgage
Series 2005-C4, Class A1, CMO
5.082%, 11/10/45	582	582
Greenwich Capital Commercial Funding
Series 2004-GG1A, Class A2, CMO
3.835%, 6/10/36	437	434

Greenwich Capital Commercial Funding
Series 2004-GGIA, Class A3
4.344%, 6/10/36	2,200	2,163

Greenwich Capital Commercial Funding
Series 2005-GG3, Class A2, CMO
4.305%, 8/10/42	2,560	2,507

Greenwich Capital Commercial Funding
Series 2007-GG9, Class A1
5.233%, 10/10/11	4,350	4,368

JPMorgan Chase Commercial Mortgage
Series 2001-C1B2, Class A2, CMO
6.244%, 4/15/35	2,561	2,597

JPMorgan Chase Commercial Mortgage
Series 2005-LDP4, Class A1,CMO
4.613%, 10/15/42	349	345

JPMorgan Chase Commercial Mortgage
Series 2006-CB17, Class A1, CMO, VR
5.279%, 12/12/43	2,315	2,330

JPMorgan Chase Commercial Mortgage
Series 2006-LDP9, Class A1, CMO, VR
5.17%, 5/15/47	2,695	2,698

LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A1, CMO
3.636%, 11/15/27	899	879

LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2, CMO
3.246%, 3/15/29	3,875	3,736

LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A1, CMO
5.018%, 2/15/31	3,580	3,577

Morgan Stanley Capital I
Series 2006-T23, Class A1, CMO
5.682%, 8/12/41	1,221	1,243
Morgan Stanley Dean Witter Capital
Series 2002-TOP7, Class A1, CMO
5.38%, 1/15/39	440	441

		40,415

Whole Loans Backed 1.7%

Bank of America Mortgage Securities
Series 2003-L, Class 2A2, CMO, VR
4.259%, 1/25/34	1,701	1,676

Bank of America Mortgage Securities
Series 2004-A, Class 2A2, CMO, VR
4.112%, 2/25/34	474	465

Bank of America Mortgage Securities
Series 2004-H, Class 2A2, CMO, VR
4.749%, 9/25/34	1,096	1,082

Citigroup Mortgage Loan Trust
Series 2006-AR1, Class 2A1, VR
4.70%, 8/27/35	1,355	1,340

Citigroup Mortgage Loan Trust
Series 2006-AR2, Class 1AB, VR
5.591%, 3/25/36	297	298

GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1, VR
4.561%, 9/25/35	691	683

Washington Mutual Alternative Mortgage
Series 2005-4, Class CB1, CMO, VR
5.50%, 6/25/35	59	59

Washington Mutual Mortgage Securities
Series 2004-AR1, Class A, CMO, VR
4.223%, 3/25/34	995	983

Washington Mutual Mortgage Securities
Pass-Thru Certificates
Series 2005-AR3, Class A3, CMO, VR
4.639%, 3/25/35	455	452

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 2A2, CMO, VR
4.544%, 3/25/35	463	457
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 3A1, CMO, VR
4.938%, 3/25/35	571	565

Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR12, Class 1A1, CMO, VR
6.039%, 9/25/36	3,157	3,202

Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR16, Class A1, CMO, VR
5.689%, 10/25/36	2,042	2,052
		13,314

Total Non-U.S. Government Mortgage-Backed Securities (Cost $53,592)		53,729

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 22.7%
U.S. Government Agency Obligations 22.0% (6)
Federal Home Loan Mortgage
4.50%, 10/1/07	412	410
5.00%, 10/1/18 - 11/1/18	2,436	2,410
5.50%, 12/1/17	770	775
6.00%, 11/1/11 - 8/1/21	4,310	4,383
11.25%, 10/1/09	1	1
12.50%, 11/1/09	1	1
Federal Home Loan Mortgage, ARM
4.206%, 2/1/33	27	27
4.708%, 8/1/35	631	620
4.823%, 11/1/34	575	567
5.046%, 10/1/33	15	15
5.06%, 11/1/35	314	311
5.14%, 1/1/36	2,474	2,489
5.37%, 2/1/37	5,125	5,124
5.405%, 1/1/36	158	158
5.436%, 2/1/37	1,388	1,390
5.481%, 2/1/37	4,000	4,017
5.824%, 2/1/34	65	65
5.996%, 12/1/36	2,980	3,009
6.018%, 11/1/36	1,485	1,500
6.058%, 10/1/36	2,435	2,459
Federal Home Loan Mortgage, CMO
4.00%, 1/15/22	1,015	1,005
5.00%, 1/15/19 - 1/15/28	16,342	16,256
5.50%, 8/15/13	4,544	4,530
5.75%, 7/15/11	5,000	5,049
6.00%, 9/15/13 - 1/15/30	12,772	12,987
6.50%, 11/15/20 - 8/15/30	2,436	2,492
Federal Home Loan Mortgage
Series T-45, Class A5, CMO, VR, 4.78%, 10/27/31	17	17
Federal Home Loan Mortgage, Stated Final, CMO
2.37%, 12/15/09	763	748
3.32%, 12/15/11	1,461	1,406
4.00%, 12/15/22	29	29
Federal National Mortgage Assn.
4.50%, 5/1/18 - 11/1/20	21,201	20,579
5.00%, 1/1/09 - 5/1/21	25,362	25,075
5.50%, 5/1/16 - 12/1/34	10,593	10,629
5.82%, 2/1/09	77	78
6.00%, 7/1/13 - 2/1/29	17,998	18,279
6.50%, 9/1/12 - 4/1/14	1,305	1,334
7.00%, 10/1/23	26	27
Federal National Mortgage Assn., ARM
3.812%, 10/1/33	3,205	3,199
3.902%, 1/1/35	109	109
3.947%, 2/1/33	33	33
4.381%, 12/1/32	354	358
4.436%, 7/1/34	47	47
4.521%, 10/1/32	110	113
4.612%, 9/1/35	1,084	1,063
4.924%, 9/1/32	408	415
4.987%, 1/1/34	175	176
5.046%, 1/1/37	875	871
5.106%, 7/1/33	25	25
5.319%, 12/1/35	275	276
5.351%, 12/1/35	318	319
5.524%, 12/1/35	477	480
5.548%, 7/1/36	2,904	2,929
5.608%, 7/1/27	16	16
5.65%, 1/1/36	305	307
5.677%, 12/1/35	148	148
5.986%, 9/1/36	913	924
Federal National Mortgage Assn., CMO
3.50%, 4/25/13	1,765	1,738
4.00%, 5/25/16	627	612
4.50%, 6/25/13	515	511
5.00%, 5/25/16 - 1/25/20	1,146	1,136
5.50%, 6/25/10 - 5/25/27	2,865	2,869
5.61%, 1/25/32	15	15
5.875%, 9/25/28	25	25
9.00%, 1/25/08	19	19
Federal National Mortgage Assn. Benchmark, REMIC, CMO,
5.50%, 5/25/14	4,887	4,873
		173,857
U.S. Government Obligations 0.7%
Government National Mortgage Assn.
4.50%, 4/15/18 - 6/15/18	2,412	2,359
6.00%, 7/15/16 - 12/15/32	842	856
6.50%, 5/15/09	207	208
7.00%, 9/15/12 - 12/15/13	201	204
8.50%, 8/15/16 - 1/20/28	691	726
9.00%, 4/15/09 - 8/15/25	418	442
9.50%, 8/15/21 - 12/15/21	168	181
10.50%, 4/15/13	29	31
13.50%, 5/15/11 - 7/15/11	3	2
Government National Mortgage Assn., CMO, 4.287%, 1/16/30	46	47
		5,056

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $178,270)		178,913
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 12.6%
U.S. Government Agency Obligations 4.8% (6)
Federal Agriculture Mortgage, 4.25%, 7/29/08	37	37
Federal Home Loan Bank, 3.875%, 1/15/10 (2)	2,640	2,577
Federal Home Loan Bank, 5.125%, 8/8/08 (2)	5,000	5,010
Federal Home Loan Mortgage, 3.55%, 11/15/07 (2)	1,600	1,582
Federal Home Loan Mortgage, 4.00%, 12/15/09 (2)	3,075	3,011
Federal Home Loan Mortgage, 4.25%, 7/15/09	2,640	2,611
Federal Home Loan Mortgage, 4.625%, 2/21/08	690	687
Federal Home Loan Mortgage, 5.00%, 9/16/08 (2)	5,000	5,007
Federal Home Loan Mortgage, 5.125%, 4/18/08	100	100
Federal Home Loan Mortgage, 5.50%, 4/24/09 (2)	340	340
Federal National Mortgage Assn., 3.25%, 8/15/08 (2)	2,180	2,127
Federal National Mortgage Assn., 3.53%, 10/19/07	190	188
Federal National Mortgage Assn., 4.25%, 7/15/07	35	35
Federal National Mortgage Assn., 5.00%, 9/15/08 (2)	5,000	5,006
Federal National Mortgage Assn., 5.25%, 12/3/07 (2)	4,800	4,802
Federal National Mortgage Assn., 5.25%, 1/15/09 (2)	85	86
Federal National Mortgage Assn., 6.375%, 6/15/09 (2)	2,640	2,731
Federal National Mortgage Assn., VR, 3.114%, 2/17/09	1,860	1,838
		37,775
U.S. Treasury Obligations 7.8%
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/13 (2)	1,972	1,941
U.S. Treasury Inflation-Indexed Notes, 3.625%, 1/15/08 (2)	1,936	1,961
U.S. Treasury Notes, 2.625%, 3/15/09 (3)	2,400	2,308
U.S. Treasury Notes, 3.125%, 10/15/08 (2)	3,500	3,415
U.S. Treasury Notes, 3.375%, 11/15/08 (2)	2,400	2,349
U.S. Treasury Notes, 3.50%, 5/31/07 (2)	1,690	1,683
U.S. Treasury Notes, 3.875%, 9/15/10 (2)	105	103
U.S. Treasury Notes, 4.00%, 3/15/10 (2)	10,000	9,848
U.S. Treasury Notes, 4.125%, 8/15/08 (2)	75	74
U.S. Treasury Notes, 4.25%, 10/31/07 (2)	3,475	3,458
U.S. Treasury Notes, 4.25%, 11/30/07 (2)	90	89
U.S. Treasury Notes, 4.25%, 11/15/13 (2)	630	620
U.S. Treasury Notes, 4.375%, 1/31/08 (2)	90	90
U.S. Treasury Notes, 4.50%, 2/15/09 (2)	16,430	16,384
U.S. Treasury Notes, 4.625%, 3/31/08 (2)	55	55
U.S. Treasury Notes, 4.875%, 2/15/12 (2)	7,500	7,627
		62,103

Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $99,587)		99,878
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 1.7%

United Mexican States, 8.00%, 12/24/08 (MXN)	51,895	4,678
United Mexican States, 8.00%, 12/19/13 (MXN)	46,270	4,158
United Mexican States, 9.00%, 12/24/09 (MXN)	48,200	4,458
Total Foreign Government Obligations & Municipalities (Cost $13,630)		13,294

SHORT-TERM INVESTMENTS 19.4%
Money Market Funds 19.4%
T. Rowe Price Reserve Investment Fund, 5.37% (4)(5)	152,859	152,859
Total Short-Term Investments (Cost $152,859)		152,859

SECURITIES LENDING COLLATERAL 12.2%
Money Market Trust 12.2%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 5.262% (4)	96,708	96,708
Total Securities Lending Collateral (Cost $96,708)		96,708
Total Investments in Securities
116.0% of Net Assets (Cost $914,228)		$915,670

†	Denominated in U.S. dollars unless otherwise noted
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$29,317 and represents 3.7% of net assets.
(2)	All or a portion of this security is on loan at February 28, 2007 - see Note 2
(3)	All or a portion of this security is pledged to cover margin requirements on futures contracts at February 28, 2007.
(4)	Seven-day yield
(5)	Affiliated company - see Note 4
(6)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
MXN	Mexican Peso
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VR	Variable Rate; rate shown is effective rate at period-end

Open Futures Contracts at February 28, 2007 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Short, 250 U.S. Treasury two year contracts,
$150 par of 2.625% U.S. Treasury Notes
pledged as initial margin	6/07	$(51,239)	$(17)
Net payments (receipts) of variation
margin to date			0
Variation margin receivable (payable)
on open futures contracts			$(17)

The accompanying notes are integral part of this Portfolio of Investments.

T. Rowe Price Short-Term Income Fund
Unaudited	February 28, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Short-Term Income Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act), as a diversified, open-end management investment company. The fund is available for investment only by mutual funds and college savings plans managed by T. Rowe Price Associates, Inc. (Price Associates) and/or its affiliates, and is not available for direct purchase by members of the public. The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At February 28, 2007, the value of loaned securities was $93,563,000; aggregate collateral consisted of $96,708,000 in the money market pooled trust.

NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2007, the cost of investments for federal income tax purposes was $914,228,000. Net unrealized gain aggregated $1,422,000 at period-end, of which $2,104,000 related to appreciated investments and $682,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the six months ended February 28, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $57,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at February 28, 2007 was $152,859,000.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Short-Term Income Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	April 23, 2007